Debt investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of debt investments
	As of December 31,	As of December 31,
	2020	2019

Available-for-sale debt investments	$40,835,000	$-